ACQUISITIONS AND DISPOSITION - Schedule of Consideration Transferred, Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	May 02, 2024	Nov. 16, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities assumed
Goodwill			$ 783	$ 121	$ 121	$ 0
American Equity Investment Life Holdings
Fair value of consideration transferred:
Cash	$ 2,525
BAM Shares transferred by the Company	1,111
Fair value of the Company’s pre-existing reinsurance agreement effectively settled	(541)
Fair value of the Company’s pre-existing interest in AEL	897
Cash consideration transferred	3,992
Assets acquired
Investments	42,960
Cash and cash equivalents	13,367
Accrued investment income	414
Value of business acquired	9,321
Reinsurance funds withheld	6,851
Property and equipment	42
Intangible assets	1,540
Other assets	671
Total assets acquired	75,166
Liabilities assumed
Future policy benefits	311
Policyholders’ account balances	61,473
Market risk benefits	3,023
Notes payable	768
Subsidiary borrowings	84
Funds withheld for reinsurance liabilities	3,371
Other liabilities	2,093
Total liabilities assumed	71,123
Less: Non-controlling interest	713
Net assets acquired	3,330
Goodwill	$ 662
Argo Group International Holdings
Fair value of consideration transferred:
Cash consideration transferred		$ 1,059
Assets acquired
Investments		3,460
Cash and cash equivalents		713
Accrued investment income		17
Value of business acquired		176
Reinsurance funds withheld		20
Premiums due and other receivables		332
Ceded unearned premiums		388
Deferred tax assets		68
Reinsurance recoverables		2,982
Property and equipment		85
Intangible assets		186
Other assets		166
Total assets acquired		8,593
Liabilities assumed
Policy and contract claims		5,591
Unearned premium reserve		986
Subsidiary borrowings		369
Other liabilities		451
Total liabilities assumed		7,397
Less: Non-controlling interest		137
Net assets acquired		1,059
Deferred gain on bargain purchase		$ 51	$ (51)